Concentrations of Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Concentrations of Risk [Abstract]
Concentrations of Risk

Note 3	— Concentrations of Risk
   Credit Risk—The Company is exposed to on-balance sheet credit risk related to its mortgages and contracts receivable. The Company offers financing to the buyers of VOIs at the Company’s resorts. The Company bears the risk of defaults on promissory notes delivered to it by buyers of VOIs. If a buyer of VOIs defaults, the Company generally attempts to resell such VOIs by exercise of a power of sale. The associated marketing, selling, and administrative costs from the original sale are not recovered, and such costs must be incurred again to resell the VOIs. Although in many cases the Company may have recourse against a buyer of VOIs for the unpaid price, certain states have laws that limit the Company’s ability to recover personal judgments against customers who have defaulted on their loans. Accordingly, the Company has generally not pursued this remedy.
The Company maintains cash, cash equivalents, cash in escrow, and restricted cash with various financial institutions. These financial institutions are located throughout Europe, North America and the Caribbean. A significant portion of the unrestricted cash is maintained with a select few banks and is, accordingly, subject to credit risk. Periodic evaluations of the relative credit standing of financial institutions maintaining the deposits are performed to evaluate and mitigate, if necessary, any credit risk.
 Availability of Funding Sources—The Company has historically funded mortgages and contracts receivable and unsold Vacation Interests with borrowings through its financing facilities, sales of mortgages and contracts receivable and internally generated funds. Borrowings are in turn repaid with the proceeds received by the Company from repayments of such mortgages and contracts receivable. To the extent that the Company is not successful in maintaining or replacing existing financings, it would have to curtail its sales and marketing operations or sell assets, thereby resulting in a material adverse effect on the Company’s results of operations, cash flows and financial condition.
 Geographic Concentration—Currently, portions of the Company's consumer loan portfolio are concentrated in certain geographic regions within the U.S. As of March 31, 2013, the Company's loans to California, Arizona, New York and Florida residents constituted 25.8%, 9.3%, 5.2% and 5.1%, respectively, of the consumer loan portfolio. The deterioration of the economic condition and financial well-being of the regions in which the Company has significant loan concentrations such as California, Arizona, New York or Florida, could adversely affect its consumer loan portfolio, business and results of operations. No other state or foreign country concentration accounted for in excess of 5.0% of the portfolio. The credit risk inherent in such concentrations is dependent upon regional and general economic stability, which affects property values and the financial well-being of the borrowers.
Interest Rate Risk— Since the Company’s indebtedness bears interest at variable rates, any increase in interest rates beyond amounts covered under the Company’s interest rate cap agreements, particularly if sustained, could have a material adverse effect on the Company’s results of operations, cash flows and financial position.
The Company derives net interest income from its financing activities because the interest rates it charges its customers who finance the purchase of their VOIs exceed the interest rates the Company pays to its lenders. Since the Company’s customer receivables generally bear interest at fixed rates, increases in interest rates will erode the spread in interest rates that the Company has historically obtained.
In July 2010, the Company entered into an interest rate cap agreement ("2010 Cap Agreement") to manage its exposure to interest rate increases. During the year ended December 31, 2012, the Company entered into a series of interest rate cap agreements to further limit its exposure to interest rate increases (collectively, "2012 Cap Agreements"). The following table presents certain information regarding the 2010 Cap Agreement and the 2012 Cap Agreements:

	Cap Effective Date	Termination Date	Strike Rate	Interest Rate Type	Notional Amount

July 2010 cap agreement	July 30, 2010	July 20, 2013	5.5%	1-month LIBOR	$30.0	million
June 2012 cap agreement	June 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$5.0	million
July 2012 cap agreement	July 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
September 2012 cap agreement	September 4, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
October 2012 cap agreement	October 22, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
December 2012 cap agreement	December 28, 2012	July 20, 2013	5.5%	1-month LIBOR	$2.5	million

As of March 31, 2013, the fair value of these derivative assets was calculated to be $0 based on valuation reports provided by counterparties.
As of March 31, 2013, the Company had $23.6 million outstanding under its 2008 Conduit Facility (see Note 15—Borrowings for the definition of the 2008 Conduit Facility). This outstanding balance was covered by the 2010 Cap Agreement. See Note 18— Fair Value Measurements for further details.

Concentrations of Risk
          Credit Risk—The Company is exposed to on-balance sheet credit risk related to its mortgages and contracts receivable. The Company offers financing to the buyers of VOIs at the Company’s resorts. The Company bears the risk of defaults on promissory notes delivered to it by buyers of VOIs. If a buyer of VOIs defaults, the Company generally attempts to resell such VOIs by exercise of a power of sale. The associated marketing, selling, and administrative costs from the original sale are not recovered, and such costs must be incurred again to resell the VOIs. Although in many cases the Company may have recourse against a buyer of VOIs for the unpaid price, certain states have laws that limit the Company’s ability to recover personal judgments against customers who have defaulted on their loans. Accordingly, the Company has generally not pursued this remedy.
The Company maintains cash, cash equivalents, cash in escrow, and restricted cash with various financial institutions. These financial institutions are located throughout Europe, North America and the Caribbean. A significant portion of the unrestricted cash is maintained with a select few banks and is, accordingly, subject to credit risk. Periodic evaluations of the relative credit standing of financial institutions maintaining the deposits are performed to evaluate and mitigate, if necessary, any credit risk.
           Availability of Funding Sources—The Company has historically funded mortgages and contracts receivable and unsold Vacation Interests with borrowings through its financing facilities, sales of mortgages and contracts receivable and internally generated funds. Borrowings are in turn repaid with the proceeds received by the Company from repayments of such mortgages and contracts receivable. To the extent that the Company is not successful in maintaining or replacing existing financings, it would have to curtail its sales and marketing operations or sell assets, thereby resulting in a material adverse effect on the Company’s results of operations, cash flows and financial condition.
           Geographic Concentration—Currently, portions of the Company's consumer loan portfolio are concentrated in certain geographic regions within the U.S. As of December 31, 2012, the Company's loans to California, Arizona, Florida and New York residents constituted 21.5%, 8.6%, 6.5% and 5.2%, respectively, of the consumer loan portfolio. The deterioration of the economic condition and financial well-being of the regions in which the Company has significant loan concentrations such as California, Arizona, New York or Florida, could adversely affect its consumer loan portfolio, business and results of operations. No other state or foreign country concentration accounted for in excess of 5.0% of the portfolio. The credit risk inherent in such concentrations is dependent upon regional and general economic stability, which affects property values and the financial well-being of the borrowers.
           Interest Rate Risk— Since the Company’s indebtedness bears interest at variable rates, any increase in interest rates beyond amounts covered under the Company’s interest rate cap agreements, particularly if sustained, could have a material adverse effect on the Company’s results of operations, cash flows and financial position.
The Company derives net interest income from its financing activities because the interest rates it charges its customers who finance the purchase of their VOIs exceed the interest rates the Company pays to its lenders. Since the Company’s customer receivables generally bear interest at fixed rates, increases in interest rates will erode the spread in interest rates that the Company has historically obtained.
In July 2010, the Company entered into an interest rate cap agreement ("2010 Cap Agreement") to manage its exposure to interest rate increases. The 2010 Cap Agreement terminates on July 20, 2013 and bears a strike rate of 5.5% and a one-month LIBOR based on a notional amount of $30.0 million.
During the year ended December 31, 2012, the Company entered into a series of interest rate cap agreements to further limit its exposure to interest rate increases (collectively, "2012 Cap Agreements"). The following table presents certain information regarding the 2012 Cap Agreements:

	Cap Effective Date	Termination Date	Strike Rate	Interest Rate Type	Notional Amount

June 2012 cap agreement	June 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$5.0	million
July 2012 cap agreement	July 20, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
September 2012 cap agreement	September 4, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
October 2012 cap agreement	October 22, 2012	July 20, 2013	5.5%	1-month LIBOR	$10.0	million
December 2012 cap agreement	December 28, 2012	July 20, 2013	5.5%	1-month LIBOR	$2.5	million

As of December 31, 2012, the fair value of these derivative assets was calculated to be $0 based on the discounted cash flow model.
As of December 31, 2012, the Company had $75.0 million outstanding under its 2008 Conduit Facility (see Note 15—Borrowings for the definition of the 2008 Conduit Facility). This outstanding balance was covered by the 2010 Cap Agreement and the 2012 Cap Agreements. See Note 19— Fair Value Measurements for further details.